Subsidiary Guarantors	9 Months Ended
Jul. 29, 2011
Subsidiary Guarantors [Abstract]
Subsidiary Guarantors
17.	Subsidiary Guarantors

The following tables present condensed consolidated financial information of continuing operations as of July 29, 2011 and October 29, 2010 and for the quarters and nine months ended July 29, 2011 and July 30, 2010 for: (a) the parent company; (b) on a combined basis, the guarantors of the Credit Agreement and Senior Notes issued in November 2006, which include the significant domestic operations of Joy Technologies Inc., P&H Mining Equipment Inc., N.E.S. Investment Co., LeTourneau Technologies Inc., and Continental Crushing & Conveying Inc. (the “Subsidiary Guarantors”); and (c) on a combined basis, the non-guarantors, which include all of our foreign subsidiaries and a number of small domestic subsidiaries (the “Non-Guarantor Subsidiaries”).  Separate financial statements of the Subsidiary Guarantors are not presented because the guarantors are unconditionally, jointly, and severally liable under the guarantees, and we believe such separate statements or disclosures would not be useful to investors.

Condensed Consolidating Statement of Income
Quarter Ended July 29, 2011
(In thousands)

	Parent	Subsidiary	Non-Guarantor
	Company	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$-	$712,779	$718,079	$(294,506)	$1,136,352

Cost of sales	-	476,603	488,767	(225,744)	739,626

Product development, selling
and administrative expenses	24,102	80,652	60,571	-	165,325
Other (income) expense	-	15,975	(20,566)	-	(4,591)
Operating income (loss)	(24,102)	139,549	189,307	(68,762)	235,992

Intercompany items	4,778	(7,054)	(34,681)	36,957	-
Interest income (expense) - net	(8,687)	382	2,273	-	(6,032)
Reorganization items	-	-	-	-	-

Income (loss) from continuing operations before income taxes and equity	(28,011)	132,877	156,899	(31,805)	229,960

Provision (benefit) for income taxes	(29,103)	56,015	31,243	-	58,155
Equity in income (loss) of subsidiaries	172,013	41,721	-	(213,734)	-

Income from continuing operations	$173,105	$118,583	$125,656	$(245,539)	$171,805

Condensed Consolidating Statement of Income
Quarter Ended July 30, 2010
(In thousands)

	Parent	Subsidiary	Non-Guarantor
	Company	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$-	$493,029	$521,045	$(164,072)	$850,002

Cost of sales	-	329,182	357,507	(126,472)	560,217

Product development, selling
and administrative expenses	9,503	60,506	48,253	-	118,262
Other (income) expense	-	14,885	(15,788)	-	(903)
Operating income (loss)	(9,503)	88,456	131,073	(37,600)	172,426

Intercompany items	10,097	(5,797)	(23,607)	19,307	-
Interest income (expense) - net	(7,135)	799	2,397	-	(3,939)
Reorganization items	(145)	-	-	-	(145)
Income (loss) before income taxes
and equity	(6,686)	83,458	109,863	(18,293)	168,342

Provision (benefit) for income taxes	(9,373)	36,942	22,270	-	49,839
Equity in income (loss) of subsidiaries	115,816	25,906	-	(141,722)	-

Income from continuing operations	$118,503	$72,422	$87,593	$(160,015)	$118,503

Condensed Consolidating Statement of Income
Nine Months Ended July 29, 2011
(In thousands)

	Parent	Subsidiary	Non-Guarantor
	Company	Guarantors	Subsidiaries	Eliminations		Consolidated

Net sales	$-	$1,945,694	$1,880,908	$(757,989)		$3,068,613

Cost of sales	-	1,305,519	1,293,895	(585,799)		2,013,615

Product development, selling
and administrative expenses	49,760	215,577	173,648	-		438,985
Other (income) expense	-	51,059	(58,898)	-		(7,839)
Operating income (loss)	(49,760)	373,539	472,263	(172,190)		623,852

Intercompany items	31,014	(33,920)	(82,808)	85,714		-
Interest income (expense) - net	(23,637)	2,141	7,896	-		(13,600)
Reorganization items	(35)	-	-	-		(35)

Income (loss) from continuing operations before income taxes and equity	(42,418)	341,760	397,351	(86,476)		610,217

Provision (benefit) for income taxes	(51,481)	136,937	88,752	-	-	174,208
Equity in income (loss) of subsidiaries	428,246	152,658	-	(580,904)		-

Income from continuing operations	$437,309	$357,481	$308,599	$(667,380)		$436,009

Condensed Consolidating Statement of Income
Nine Months Ended July 30, 2010
(In thousands)

	Parent	Subsidiary	Non-Guarantor
	Company	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$-	$1,487,064	$1,479,700	$(491,318)	$2,475,446

Cost of sales	-	1,009,225	1,039,718	(395,516)	1,653,427

Product development, selling
and administrative expenses	32,586	184,779	137,182	-	354,547
Other (income) expense	-	46,095	(49,149)	-	(3,054)
Operating income (loss)	(32,586)	246,965	351,949	(95,802)	470,526

Intercompany items	30,959	(34,982)	(53,048)	57,071	-
Interest income (expense) - net	(20,727)	2,364	5,498	-	(12,865)
Reorganization items	(740)	-	-	-	(740)
Income (loss)
before income taxes and equity	(23,094)	214,347	304,399	(38,731)	456,921

Provision (benefit) for income taxes	(24,743)	121,288	45,215	-	141,760
Equity in income (loss) of subsidiaries	313,512	107,918	-	(421,430)	-

Income from continuing operations	$315,161	$200,977	$259,184	$(460,161)	$315,161

Condensed Consolidating Balance Sheets:
As of July 29, 2011
(In thousands)

	Parent	Subsidiary	Non-Guarantor
	Company	Guarantors	Subsidiaries	Eliminations	Consolidated
ASSETS

Current assets	$109,300	$1,159,280	$1,607,300	$(173,697)	$2,702,183
Current assets of discontinued operations	-	351,579	-	-	351,579
Property, plant and equipment-net	1,589	287,613	215,182	-	504,384
Intangible assets-net	-	775,576	21,364	-	796,940
Other assets	3,011,794	1,258,620	1,090,203	(5,018,425)	342,192
Non-current assets of discontinued operation	-	233,080	-	-	233,080
Total assets	$3,122,683	$4,065,748	$2,934,049	$(5,192,122)	$4,930,358

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities	$41,724	$800,855	$800,527	$(73,754)	$1,569,352
Current liabilities of discontinued operation	-	200,740	-	-	200,740
Long-term debt	871,359	1,932	75	-	873,366
Accrued pension costs	310,782	7,911	7,271	-	325,964
Other non-current liabilities	20,447	9,837	52,281	-	82,565
Shareholders' equity	1,878,371	3,044,473	2,073,895	(5,118,368)	1,878,371

Total liabilities and shareholders' equity	$3,122,683	$4,065,748	$2,934,049	$(5,192,122)	$4,930,358

As of October 29, 2010 (as restated)
(In thousands)

	Parent	Subsidiary	Non-Guarantor
	Company	Guarantors	Subsidiaries	Eliminations	Consolidated
ASSETS

Current assets	$488,248	$744,525	$1,236,264	$(107,110)	$2,361,927
Property, plant and equipment-net	964	185,073	191,987	-	378,024
Intangible assets-net	-	284,993	19,524	-	304,517
Other assets	1,710,957	504,569	963,265	(2,952,246)	226,545

Total assets	$2,200,169	$1,719,160	$2,411,040	$(3,059,356)	$3,271,013

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities	$21,885	$477,105	$561,519	$(37,185)	$1,023,324
Long-term debt	396,094	-	232	-	396,326
Accrued pension costs	413,302	7,926	7,120	-	428,348
Other non-current liabilities	29,565	13,794	37,290	-	80,649
Shareholders' equity	1,339,323	1,220,335	1,804,879	(3,022,171)	1,342,366

Total liabilities and shareholders' equity	$2,200,169	$1,719,160	$2,411,040	$(3,059,356)	$3,271,013

Condensed Consolidating Statement of Cash Flows:
Nine Months Ended July 29, 2011
(In thousands)

	Parent	Subsidiary	Non-Guarantor
	Company	Guarantors	Subsidiaries	Consolidated
Net cash provided by operating activities – continuing operations	$285,682	$35,685	$24,767	$346,134
Net cash provided by operating activities – discontinued operations	-	(2,444)	-	(2,444)
Net cash provided by operating activities	285,682	33,241	24,767	343,690

Investing Activities:
Investment, at fair value	(140,613)	-	-	(140,613)
Acquisition	(1,041,161)	-	-	(1,041,161)
Other	(1,029)	(43,370)	(28,276)	(72,675)
Net cash used by investing activities – continuing operations	(1,182,803)	(43,370)	(28,276)	(1,254,449)
Net cash used by investing activities – discontinued operations	-	(361)	-	(361)
Net cash used by investing activities	(1,182,803)	(43,731)	(28,276)	(1,254,810)
Share-based payment awards	70,426	-	-	70,426
Changes in short and long-term obligations, net	500,000	2,436	6,425	508,861
Other	(64,305)	-	-	(64,305)
Net cash provided by financing activities – continuing operations	506,121	2,436	6,425	514,982
Net cash provided by financing activities – discontinued operations	-	-	-	-
Net cash provided by financing activities	506,121	2,436	6,425	514,982

Effect of exchange rate changes on cash and
cash equivalents	-	-	23,649	23,649
Increase (decrease) in cash and cash equivalents	(391,000)	(8,054)	26,565	(372,489)
Cash and cash equivalents at beginning of period	439,295	16,262	360,024	815,581
Cash and cash equivalents at end of period	$48,295	$8,208	$386,589	$443,092

Nine Months Ended July 30, 2010
(In thousands)

	Parent	Subsidiary	Non-Guarantor
	Company	Guarantors	Subsidiaries	Consolidated

Net cash provided by operating activities	$228,969	$16,584	$127,376	$372,929
Net cash used by investing activities	(353)	(23,949)	(28,637)	(52,939)
Net cash provided (used) by financing activities	(42,941)	(135)	175	(42,901)

Effect of exchange rate changes on cash and
cash equivalents	-	-	(132)	(132)
Increase (decrease) in cash and cash equivalents	185,675	(7,500)	98,782	276,957
Cash and cash equivalents at beginning of period	146,223	19,030	306,432	471,685
Cash and cash equivalents at end of period	$331,898	$11,530	$405,214	$748,642